Quarterly Results of Operations (Unaudited) (Details) - USD ($)	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Effect Of Fourth Quarter Events [Line Items]
Fuel Sales Revenue	$ 3,462,757	$ 4,248,779	$ 4,498,806	$ 3,805,126
Merchandise sales	545,084	589,300	560,680	483,123					$ 651,324,000		$ 2,178,187,000
Rental and other income	68,666	68,694	66,598	62,603
Total revenues	4,076,507	4,906,773	5,126,084	4,350,852					7,342,837,000		18,460,216,000
Gross Profit, Fuel	227,747	272,176	302,655	240,087
Gross Profit, Merchandise	169,744	185,122	176,811	148,201					196,522,000		679,878,000
Gross Profit, Other, Including Rental Income	67,209	67,462	65,744	60,945
Gross profit	464,700	524,760	545,210	449,233					576,059,000		1,983,903,000
Income (loss) from operations	50,978	93,351	123,658	65,346					37,534,000		333,333,000
Net income	16,518	34,711	93,534	49,306					(52,945,000)		194,069,000
Net income	$ 7,755	$ 27,544	$ 34,867	$ 17,072					$ 34,233,000		$ 87,238,000
Predecessor [Member]
Effect Of Fourth Quarter Events [Line Items]
Fuel Sales Revenue					$ 4,761,230	$ 2,745,829	$ 1,370,124	$ 1,210,656
Merchandise sales					490,767	160,557	0	0
Rental and other income					62,009	22,022	5,901	5,931
Total revenues					5,314,006	2,928,408	1,376,025	1,216,587		$ 3,492,189,000		$ 4,492,579,000
Gross Profit, Fuel					275,299	38,910	17,067	17,210
Gross Profit, Merchandise					147,778	48,744	0	0
Gross Profit, Other, Including Rental Income					66,293	15,393	5,136	4,910
Gross profit					489,370	103,047	22,203	22,120		60,681,000		70,964,000
Income (loss) from operations					56,631	(14,732)	11,489	11,641		27,495,000		40,938,000
Net income					(27,476)	(22,686)	9,595	10,132		22,510,000		37,027,000
Net income					$ 35,989	$ 1,027	$ 9,595	$ 10,132		$ 22,510,000		$ 37,027,000
Common Units [Member]
Effect Of Fourth Quarter Events [Line Items]
Common (basic and diluted)	$ (0.13)	$ 0.30	$ 0.87	$ 0.44					$ 0.85		$ 1.11
Common Units [Member] | Predecessor [Member]
Effect Of Fourth Quarter Events [Line Items]
Common (basic and diluted)					$ 0.83	$ 0.04	$ 0.43	$ 0.46		$ 1.02		$ 1.69
Subordinated Units-Affiliated [Member]
Effect Of Fourth Quarter Events [Line Items]
Common (basic and diluted)	$ 0.10	$ 0.52	$ 0.87	$ 0.44					$ 0.85		$ 1.40
Subordinated Units-Affiliated [Member] | Predecessor [Member]
Effect Of Fourth Quarter Events [Line Items]
Common (basic and diluted)					$ 0.83	$ 0.04	$ 0.43	$ 0.46		$ 1.02		$ 1.69